Operating Segments (Details) - Schedule of operating segments financial position - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets.-
Cash and cash equivalent	S/ 917,554	S/ 957,178
Trade accounts receivables, net	1,078,582	834,632
Accounts receivable from related parties	27,745	20,817
Other accounts receivable	393,195	487,058
Inventories, net	346,783	488,326
Prepaid expenses	28,098	32,142
Total current assets	2,791,957	2,820,153
Long-term trade accounts receivable, net	723,869	683,306
Long-term accounts receivable from related parties	542,392	643,897
Prepaid expenses	17,293	23,607
Other long-term accounts receivable	285,730	201,360
Inventories, net	65,553
Investments in associates and joint ventures	14,916	31,173
Investment property, net	61,924	63,011
Property, plant and equipment, net	284,465	303,170		S/ 854,227
Intangible assets, net	787,336	743,391
Right-of-use assets, net	50,207	47,717
Deferred income tax asset	295,638	276,346
Total non-current assets	3,129,323	3,016,978	S/ 3,293,864
Total assets	5,921,280	5,837,131
Liabilities.-
Borrowings	574,262	241,340
Bonds	77,100	69,838
Trade accounts payable	1,027,256	912,826
Accounts payable to related parties	53,488	51,004
Current income tax	69,652	94,958
Other accounts payable	705,442	754,981
Provisions	132,926	155,545
Total current liabilities	2,640,126	2,280,492
Borrowings	305,631	338,560
Long-term bonds	792,813	1,191,084
Long-term trade accounts payable	9,757
Other long-term accounts payable	102,319	92,369
Long-term accounts payable to related parties	27,293	50,712
Provisions	569,027	329,497
Deferred income tax liability	128,308	98,407
Total non-current liabilities	1,935,148	2,100,629
Total liabilities	4,575,274	4,381,121
Equity attributable to controlling interest in the Company	1,061,504	1,203,045
Non-controlling interest	284,502	252,965
Total liabilities and equity	5,921,280	5,837,131
Engineering and construction [Member]
Assets.-
Cash and cash equivalent	209,737	303,925
Trade accounts receivables, net	697,512	610,651
Accounts receivable from related parties	86,146	95,390
Other accounts receivable	298,784	390,133
Inventories, net	41,933	48,192
Prepaid expenses	10,945	15,838
Total current assets	1,345,057	1,464,129
Long-term trade accounts receivable, net	2,806	851
Long-term accounts receivable from related parties	299,268	335,150
Prepaid expenses
Other long-term accounts receivable	101,366	10,448
Inventories, net
Investments in associates and joint ventures	975	108,038
Investment property, net
Property, plant and equipment, net	102,822	142,228
Intangible assets, net	131,431	142,499
Right-of-use assets, net	8,745	3,825
Deferred income tax asset	175,702	180,586
Total non-current assets	823,115	923,625
Total assets	2,168,172	2,387,754
Liabilities.-
Borrowings	19,191	136,512
Bonds	4,554	4,896
Trade accounts payable	740,142	699,851
Accounts payable to related parties	297,505	130,848
Current income tax	12,495	59,407
Other accounts payable	490,494	560,920
Provisions	81,288	71,301
Total current liabilities	1,645,669	1,663,735
Borrowings	6,480	5,382
Long-term bonds	16,719	21,386
Long-term trade accounts payable
Other long-term accounts payable	94,261	54,026
Long-term accounts payable to related parties	7,886	25,957
Provisions	11,453	56,362
Deferred income tax liability	16,670	19,705
Total non-current liabilities	153,469	182,818
Total liabilities	1,799,138	1,846,553
Equity attributable to controlling interest in the Company	363,404	528,033
Non-controlling interest	5,630	13,168
Total liabilities and equity	2,168,172	2,387,754
Energy [Member]
Assets.-
Cash and cash equivalent	104,553	121,873
Trade accounts receivables, net	80,245	67,662
Accounts receivable from related parties	68	121
Other accounts receivable	39,921	31,092
Inventories, net	29,935	35,489
Prepaid expenses	2,055	3,575
Total current assets	256,777	259,812
Long-term trade accounts receivable, net
Long-term accounts receivable from related parties
Prepaid expenses	826	981
Other long-term accounts receivable	89,782	86,815
Inventories, net
Investments in associates and joint ventures	12,049	8,951
Investment property, net
Property, plant and equipment, net	176,596	153,456
Intangible assets, net	363,066	257,580
Right-of-use assets, net	12,795	3,890
Deferred income tax asset	4,572	4,717
Total non-current assets	659,686	516,390
Total assets	916,463	776,202
Liabilities.-
Borrowings	38,612	27,046
Bonds
Trade accounts payable	124,259	67,686
Accounts payable to related parties	2,734	1,079
Current income tax	247	15,748
Other accounts payable	19,724	23,116
Provisions	20,535	25,498
Total current liabilities	206,111	160,173
Borrowings	100,597	121,693
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable
Long-term accounts payable to related parties	57,300
Provisions	49,701	55,279
Deferred income tax liability	53,242	31,187
Total non-current liabilities	260,840	208,159
Total liabilities	466,951	368,332
Equity attributable to controlling interest in the Company	417,970	378,653
Non-controlling interest	31,542	29,217
Total liabilities and equity	916,463	776,202
Infrastructure Toll roads [Member]
Assets.-
Cash and cash equivalent	130,213	114,100
Trade accounts receivables, net	34,183	38,418
Accounts receivable from related parties	51,523	48,012
Other accounts receivable	28,902	30,057
Inventories, net	9,655	7,662
Prepaid expenses	5,496	6,531
Total current assets	259,972	244,780
Long-term trade accounts receivable, net	16,215	15,654
Long-term accounts receivable from related parties	15,858	19,700
Prepaid expenses	14,549	20,558
Other long-term accounts receivable
Inventories, net
Investments in associates and joint ventures
Investment property, net
Property, plant and equipment, net	6,193	7,056
Intangible assets, net	274,597	322,625
Right-of-use assets, net	7,106	5,308
Deferred income tax asset	26,787	21,304
Total non-current assets	361,305	412,205
Total assets	621,277	656,985
Liabilities.-
Borrowings	3,844	3,687
Bonds	41,343	36,637
Trade accounts payable	52,916	44,210
Accounts payable to related parties	46,257	47,340
Current income tax	8,609	17,922
Other accounts payable	49,187	38,198
Provisions	1,722	4,158
Total current liabilities	203,878	192,152
Borrowings	3,462	1,721
Long-term bonds	177,341	215,296
Long-term trade accounts payable
Other long-term accounts payable	2,243	8,163
Long-term accounts payable to related parties	1,176	1,006
Provisions	11,463	33,188
Deferred income tax liability
Total non-current liabilities	195,685	259,374
Total liabilities	399,563	451,526
Equity attributable to controlling interest in the Company	166,678	149,904
Non-controlling interest	55,036	55,555
Total liabilities and equity	621,277	656,985
Infrastructure Transportation [Member]
Assets.-
Cash and cash equivalent	171,747	182,607
Trade accounts receivables, net	118,867	106,856
Accounts receivable from related parties	4,455	4,309
Other accounts receivable	15,229	18,734
Inventories, net	39,780	31,949
Prepaid expenses	369	344
Total current assets	350,447	344,799
Long-term trade accounts receivable, net	699,487	666,801
Long-term accounts receivable from related parties	42	42
Prepaid expenses	1,731	1,894
Other long-term accounts receivable
Inventories, net
Investments in associates and joint ventures
Investment property, net	1,507
Property, plant and equipment, net	848	749
Intangible assets, net	238	351
Right-of-use assets, net	23	61
Deferred income tax asset
Total non-current assets	703,876	669,898
Total assets	1,054,323	1,014,697
Liabilities.-
Borrowings	17	45
Bonds	31,203	24,496
Trade accounts payable	52,292	30,637
Accounts payable to related parties	22,421	42,185
Current income tax	2,433
Other accounts payable	9,146	9,104
Provisions	1,197
Total current liabilities	118,709	106,467
Borrowings		15
Long-term bonds	598,753	602,201
Long-term trade accounts payable	9,757
Other long-term accounts payable	189	219
Long-term accounts payable to related parties	27,294	88,213
Provisions	4,947	3,039
Deferred income tax liability	58,396	47,515
Total non-current liabilities	699,336	741,202
Total liabilities	818,045	847,669
Equity attributable to controlling interest in the Company	177,208	125,271
Non-controlling interest	59,070	41,757
Total liabilities and equity	1,054,323	1,014,697
Infrastructure Water treatment [Member]
Assets.-
Cash and cash equivalent	2,910	7,499
Trade accounts receivables, net	898	1,003
Accounts receivable from related parties	52
Other accounts receivable	30	960
Inventories, net		13
Prepaid expenses	160	52
Total current assets	4,050	9,527
Long-term trade accounts receivable, net	1,392
Long-term accounts receivable from related parties	14,015	11,536
Prepaid expenses	632	684
Other long-term accounts receivable	7,346	7,346
Inventories, net
Investments in associates and joint ventures
Investment property, net
Property, plant and equipment, net	150	181
Intangible assets, net
Right-of-use assets, net	143	17
Deferred income tax asset	415	644
Total non-current assets	24,093	20,408
Total assets	28,143	29,935
Liabilities.-
Borrowings	6	18
Bonds
Trade accounts payable	223	464
Accounts payable to related parties	296	19
Current income tax	104	347
Other accounts payable	1,298	791
Provisions
Total current liabilities	1,927	1,639
Borrowings	138
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable	2,932	2,862
Long-term accounts payable to related parties	21,663	24,671
Provisions
Deferred income tax liability
Total non-current liabilities	24,733	27,533
Total liabilities	26,660	29,172
Equity attributable to controlling interest in the Company	1,483	763
Non-controlling interest
Total liabilities and equity	28,143	29,935
Real Estate [Member]
Assets.-
Cash and cash equivalent	111,487	109,828
Trade accounts receivables, net	146,316	9,958
Accounts receivable from related parties	378	3,166
Other accounts receivable	5,380	3,783
Inventories, net	227,067	366,650
Prepaid expenses	448
Total current assets	491,076	493,385
Long-term trade accounts receivable, net	3,969
Long-term accounts receivable from related parties
Prepaid expenses
Other long-term accounts receivable	55,347	57,243
Inventories, net	65,553
Investments in associates and joint ventures	2,752	5,443
Investment property, net	19,823	22,416
Property, plant and equipment, net	7,531	6,845
Intangible assets, net	615	733
Right-of-use assets, net	2,580	1,888
Deferred income tax asset	23,781	16,960
Total non-current assets	181,951	111,528
Total assets	673,027	604,913
Liabilities.-
Borrowings	43,118	69,065
Bonds
Trade accounts payable	35,939	30,401
Accounts payable to related parties	12,227	19,155
Current income tax	45,092	1,058
Other accounts payable	115,661	91,342
Provisions	540	560
Total current liabilities	252,577	211,581
Borrowings	10,852	5,315
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable		24,427
Long-term accounts payable to related parties
Provisions
Deferred income tax liability
Total non-current liabilities	10,852	29,742
Total liabilities	263,429	241,323
Equity attributable to controlling interest in the Company	278,501	139,728
Non-controlling interest	131,097	223,862
Total liabilities and equity	673,027	604,913
Parent Company operations [Member]
Assets.-
Cash and cash equivalent	186,907	117,346
Trade accounts receivables, net	561	84
Accounts receivable from related parties	115,736	52,644
Other accounts receivable	7,294	12,297
Inventories, net
Prepaid expenses	8,625	5,802
Total current assets	319,123	188,173
Long-term trade accounts receivable, net
Long-term accounts receivable from related parties	602,004	584,596
Prepaid expenses	65
Other long-term accounts receivable	31,889	39,508
Inventories, net
Investments in associates and joint ventures	1,509,790	1,447,556
Investment property, net	40,594	42,558
Property, plant and equipment, net	1,286	1,653
Intangible assets, net	13,414	14,575
Right-of-use assets, net	38,485	40,789
Deferred income tax asset	59,316	47,038
Total non-current assets	2,296,843	2,218,273
Total assets	2,615,966	2,406,446
Liabilities.-
Borrowings	480,735	13,573
Bonds		3,809
Trade accounts payable	16,950	38,894
Accounts payable to related parties	20,291	13,623
Current income tax	672	476
Other accounts payable	24,837	31,510
Provisions	27,644	54,028
Total current liabilities	571,129	155,913
Borrowings	192,435	205,244
Long-term bonds		352,201
Long-term trade accounts payable
Other long-term accounts payable	2,694	2,672
Long-term accounts payable to related parties	189,451	197,844
Provisions	491,463	181,629
Deferred income tax liability
Total non-current liabilities	876,043	939,590
Total liabilities	1,447,172	1,095,503
Equity attributable to controlling interest in the Company	1,165,811	1,308,104
Non-controlling interest	2,983	2,839
Total liabilities and equity	2,615,966	2,406,446
Eliminations [Member]
Assets.-
Cash and cash equivalent
Trade accounts receivables, net
Accounts receivable from related parties	(230,613)	(182,825)
Other accounts receivable	(2,345)	2
Inventories, net	(1,587)	(1,629)
Prepaid expenses
Total current assets	(234,545)	(184,452)
Long-term trade accounts receivable, net
Long-term accounts receivable from related parties	(388,795)	(307,127)
Prepaid expenses	(510)	(510)
Other long-term accounts receivable
Inventories, net
Investments in associates and joint ventures	(1,510,650)	(1,538,815)
Investment property, net		(1,963)
Property, plant and equipment, net	(10,961)	(8,998)
Intangible assets, net	3,975	5,028
Right-of-use assets, net	(19,670)	(8,061)
Deferred income tax asset	5,065	5,097
Total non-current assets	(1,921,546)	(1,855,349)
Total assets	(2,156,091)	(2,039,801)
Liabilities.-
Borrowings	(11,261)	(8,606)
Bonds
Trade accounts payable	4,535	683
Accounts payable to related parties	(348,243)	(203,245)
Current income tax
Other accounts payable	(4,905)
Provisions
Total current liabilities	(359,874)	(211,168)
Borrowings	(8,333)	(810)
Long-term bonds
Long-term trade accounts payable
Other long-term accounts payable
Long-term accounts payable to related parties	(277,477)	(286,979)
Provisions
Deferred income tax liability
Total non-current liabilities	(285,810)	(287,789)
Total liabilities	(645,684)	(498,957)
Equity attributable to controlling interest in the Company	(1,509,551)	(1,427,411)
Non-controlling interest	(856)	(113,433)
Total liabilities and equity	S/ (2,156,091)	S/ (2,039,801)